Organization and Business	12 Months Ended
Dec. 31, 2025
Organization and Business
Organization and Business
1.	Organization and Business

China Automotive Systems, Inc. was initially incorporated in the State of Delaware on June 29, 1999 under the name of Visions-In-Glass, Inc. On June 26, 2025, the then China Automotive Systems, Inc. (“Old CAAS”) and China Automotive Systems Holdings, Inc., an exempted company incorporated under the laws of the Cayman Islands and a wholly-owned subsidiary of the Old CAAS (“CAAS Cayman”) entered into a definitive agreement and plan of merger (the “Merger Agreement”) related to a proposed merger transaction. Under the Merger Agreement and upon the terms and subject to the conditions set forth therein, the Old CAAS merged with and into CAAS Cayman (the “Redomicile Merger”), with CAAS Cayman surviving and changing its name to China Automotive Systems, Inc. (the “Company”) and the Old CAAS merged out of existence. Such redomicile merger was completed on September 11, 2025. Following the Redomicile Merger, CAAS Cayman, together with its subsidiaries, owns and continues to conduct the Company’s business in substantially the same manner as was previously conducted by the Old CAAS and its subsidiaries.

The Merger Agreement and the Redomicile Merger were approved by the stockholders of Old CAAS at a special meeting of stockholders held on September 11, 2025.

On September 11, 2025, Old CAAS and the Company completed the Redomicile Merger. Each issued and outstanding stock of Old CAAS’ common stock was converted to one ordinary share of the Company. The consolidated financial statements of the Company represents the continuation of the financial statements of Old CAAS, reflecting the assets and liabilities, accumulated earnings, and other equity balances of Old CAAS before the Redomicile Merger.

The Company’s Redomicile Merger was accounted for as a legal reorganization with no change in ultimate ownership interest immediately before and after the transaction. Accordingly, all assets and liabilities were recorded at historical cost as an exchange between entities under common control. The 2024 and 2023 consolidated financial statements of Old CAAS have been retrospectively adjusted to reflect the reorganization as if the current corporate structure had been in existence at the beginning of the earliest period presented. Given that each issued and outstanding stock of Old CAAS’ common stock was converted to one ordinary share of the Company, there were no changes to the net income attributable to parent company’s common shareholders per share for the years ended December 31, 2024 and 2023.

The Company is primarily engaged in the manufacture and sale of automotive systems and components, as described below.

Great Genesis Holdings Limited, a company incorporated on January 3, 2003 under the Companies Ordinance of Hong Kong as a limited liability company, “Genesis,” is a wholly-owned subsidiary of the Company.

Henglong USA Corporation, “HLUSA,” which was incorporated on January 8, 2007 in Troy, Michigan, is a wholly-owned subsidiary of the Company, and mainly engages in marketing of automotive parts in North America, and provides after-sales service and research and development, “R&D”, support.

The Company owns interests in the following subsidiaries incorporated in the PRC, Brazil, Italy and Mexico as of December 31, 2025 and 2024.

	Percentage Interest
	December 31,	December 31,
Name of Entity	2025	2024
Shashi Jiulong Power Steering Gears Co., Ltd., “Jiulong” [1]	100.00%	100.00%
Jingzhou Henglong Automotive Parts Co., Ltd., “Henglong” [2]	100.00%	100.00%
Shenyang Jinbei Henglong Automotive Steering System Co., Ltd., “Shenyang” [3]	70.00%	70.00%
Wuhan Jielong Electric Power Steering Co., Ltd., “Jielong” [4]	85.00%	85.00%
Wuhu Henglong Automotive Steering System Co., Ltd., “Wuhu”[5]	100.00%	100.00%
Hubei Henglong Automotive System Group Co., Ltd., “Hubei Henglong” [6]	100.00%	100.00%
Jingzhou Henglong Automotive Technology (Testing) Center, “Testing Center” [7]	—	100.00%
Chongqing Henglong Hongyan Automotive System Co., Ltd., “Chongqing Henglong” [8]	70.00%	70.00%
CAAS Brazil’s Imports and Trade In Automotive Parts Ltd., “Brazil Henglong” [9]	94.19%	94.19%
Wuhan Chuguanjie Automotive Science and Technology Ltd., “Wuhan Chuguanjie” [10]	85.00%	85.00%
Hubei Henglong Group Shanghai Automotive Electronics Research and Development Ltd., “Shanghai Henglong” [11]	100.00%	100.00%
Hubei Henglong & KYB Automobile Electric Steering System Co., Ltd., “Henglong KYB”[12]	60.00%	60.00%
Hyoseong (Wuhan) Motion Mechatronics System Co., Ltd., “Wuhan Hyoseong”[13]	51.00%	51.00%
Wuhu Hongrun New Material Co., Ltd., “Wuhu Hongrun” [14]	62.00%	62.00%
Changchun Hualong Automotive Technology Co., Ltd., “Changchun Hualong” [15]	100.00%	100.00%
Hubei Zhirong Automobile Technology Co., Ltd., “Zhirong” [16]	100.00%	100.00%
CAAS EUROPE S.r.l., “CAAS EUROPE” [17]	100.00%	—
De Yingrun Industrial Co., Ltd., “De Yingrun”[18]	100.00%	100.00%
Derun Industry and Trade Co., Ltd., “Derun”[19]	100.00%	100.00%
Henglong Mexico Automotive Systems S. DE R.L. DE C.V., “Henglong Mexico”[20]	100.00%	100.00%
CHL Mexico Property Management S. DE R.L. DE C.V., “CHL Mexico”[21]	100.00%	100.00%
1.	Jiulong was established in 1993 and mainly engages in the production of integral power steering gears for heavy-duty vehicles.
2.	Henglong was established in 1997 and mainly engages in the production of rack and pinion power steering gears for cars and light duty vehicles.
3.	Shenyang was established in 2002 and focuses on power steering parts for light duty vehicles.
4.	Jielong was established in 2006 and mainly engages in the production and sales of automobile steering columns.
5.	Wuhu was established in 2006 and mainly engages in the production and sales of automobile steering systems. In April 2021, the Company obtained an additional 22.67% equity interest in Wuhu for total consideration of RMB 6.9 million, equivalent to approximately $1.1 million, from the other shareholder. The Company retained its controlling interest in Wuhu and the acquisition of the non-controlling interest was accounted for as an equity transaction.
6.	On March 7, 2007, Genesis established Hubei Henglong, formerly known as Jingzhou Hengsheng Automotive System Co., Ltd., its wholly-owned subsidiary, to engage in the production and sales of automotive steering systems. On July 8, 2012, Hubei Henglong changed its name to Hubei Henglong Automotive System Group Co., Ltd.
7.	In December 2009, Henglong, a subsidiary of Genesis, formed the Testing Center, which mainly engages in the research and development of new products. Testing Center was deregistered in January 2025.
8.	On February 21, 2012, Hubei Henglong and SAIC-IVECO Hongyan Company, “SAIC-IVECO,” established a Sino-foreign joint venture company, Chongqing Henglong, to design, develop and manufacture both hydraulic and electric power steering systems and parts.
9.	On August 21, 2012, Brazil Henglong was established as a Sino-foreign joint venture company by Hubei Henglong and two Brazilian citizens, Ozias Gaia Da Silva and Ademir Dal’ Evedove. Brazil Henglong engages mainly in the import and sales of automotive parts in Brazil. In May 2017, the Company obtained an additional 15.84% equity interest in Brazil Henglong for nil consideration. In October 2024, Brazil Henglong changed its Articles. Under the new Articles, the Company’s equity interest in Brazil Henglong was changed to 94.19% from 95.84%. The Company retained its controlling interest in Brazil Henglong and the acquisition of the non-controlling interest was accounted for as an equity transaction.
10.	In May 2014, together with Hubei Wanlong, Jielong formed a subsidiary, Wuhan Chuguanjie Automotive Science and Technology Ltd., “Wuhan Chuguanjie”, which mainly engages in research and development, manufacture and sales of automobile electronic systems and parts. Wuhan Chuguanjie is located in Wuhan, China.
11.	In January 2015, Hubei Henglong formed Hubei Henglong Group Shanghai Automotive Electronics Research and Development Ltd., “Shanghai Henglong”, which mainly engages in the design and sale of automotive electronics.
12.	In August 2018, Hubei Henglong and KYB (China) Investment Co., Ltd., “KYB”, established Hubei Henglong KYB Automobile Electric Steering System Co., Ltd., “Henglong KYB”, which mainly engages in design, manufacture, sales and after-sales service of automobile electronic systems. Hubei Henglong owns 66.6% of the shares of this entity and has consolidated it since its establishment. In March 2024, KYB obtained an additional 6.6% equity interest in Henglong KYB for total consideration of RMB 110.0 million, equivalent to approximately $15.5 million. The Company retained its controlling interest in Henglong KYB.
13.	In March 2019, Hubei Henglong and Hyoseong Electric Co., Ltd. established Hyoseong (Wuhan) Motion Mechatronics System Co., Ltd., “Wuhan Hyoseong”, which mainly engages in the design, manufacture and sales of automotive motors and electromechanical integrated systems. Hubei Henglong owns 51.0% of the shares of Wuhan Hyoseong and has consolidated it since its establishment.
14.	In December 2019, Hubei Henglong formed Wuhu Hongrun New Material Co., Ltd., “Wuhu Hongrun”, which mainly engages in the development, manufacturing and sale of high polymer materials. Hubei Henglong owns 62.0% of the shares of Wuhu Hongrun and has consolidated it since its establishment.
15.	In April 2020, Hubei Henglong acquired 100.0% of the equity interests of Changchun Hualong Automotive Technology Co., Ltd., “Changchun Hualong”, for total consideration of RMB 1.2 million, equivalent to approximately $0.2 million from an entity controlled by Hanlin Chen. Before the acquisition, 52.1% of the shares of Changchun Hualong were ultimately owned by Hanlin Chen and 47.9% of the shares were owned by third parties. Changchun Hualong mainly engages in design and R&D of automotive parts.
16.	In June 2023, Hubei Henglong contributed certain equipment and intangible assets to Hubei Zhirong Automobile Technology Co., Ltd., “Zhirong”, representing 100% of Zhirong’s paid-up capital. Zhirong mainly engages in inspection and testing of automotive products.
17.	In December 2024, Hubei Henglong formed CAAS EUROPE S.r.l., “CAAS EUROPE”, which mainly engages in design, prototyping, development and testing of parts and/or systems aimed at the automotive and commercial vehicle market. Hubei Henglong owns 100% of the shares of CAAS EUROPE and has consolidated it since its establishment.
18.	In February 2024, Hubei Henglong established De Yingrun Industrial Co., Limited, “De Yingrun”, in Hong Kong. De Yingrun serves as a holding company for the Company's Mexican operations, began operations in 2025, and has been included in the Company's consolidated financial statements since then.
19.	In February 2024, Hubei Henglong established Derun Industry and Trade Co., Ltd., “Derun”, in Hong Kong. Derun serves as a shareholder of the Mexican companies, began operations in 2025, and has been included in the Company's consolidated financial statements since then.
20.	In May 2024, Hubei Henglong established Henglong Mexico Automotive Systems S. DE R.L. DE C.V., “Henglong Mexico”, through its subsidiary, De Yingrun, to conduct Electric Power Steering System (EPS) business in Mexico, aiming to serve North American clients. Henglong Mexico began operations in 2025 and has been included in the Company's consolidated financial statements since then.
21.	In May 2024, Hubei Henglong established CHL Mexico Property Management S. DE R.L. DE C.V., “CHL Mexico”, through its subsidiary, De Yingrun, to hold the land and real estate assets on behalf of Henglong Mexico. CHL Mexico began operations in 2025 and has been included in the Company's consolidated financial statements since then.